DEBT AND BORROWING ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
DEBT AND BORROWING ARRANGEMENTS
DEBT AND BORROWING ARRANGEMENTS

NOTE 12. DEBT AND BORROWING ARRANGEMENTS

Atmus entered into the Credit Agreement with Cummins and a syndicate of banks, providing for a term loan and a revolving credit facility, in anticipation of the Separation. Borrowings under the Credit Agreement did not become available under the Credit Agreement until the IPO occurred. The facilities covered by the Credit Agreement will mature on September 30, 2027.

Upon completion of the IPO, Atmus borrowed $650 million under the Credit Agreement, consisting of proceeds of the term loan and amounts drawn under the revolving credit facility, and paid such amounts to Cummins in partial consideration for the Separation.

Borrowings under the Credit Agreement bear interest at varying rates, depending on the type of loan and, in some cases, the rates of designated benchmarks and the applicable election made. Generally, U.S. dollar-denominated loans bear interest at an adjusted term Secured Overnight Financing Rate (“SOFR”) (which includes a 0.10 percent credit spread adjustment to SOFR) for the applicable interest period plus a rate ranging from 1.125 percent to 1.75 percent depending on Atmus’ net leverage ratio. As of December 31, 2023, $600 million has been drawn on the term loan and no amount was drawn on the revolving credit facility. These amounts are included within Long-term debt and Current maturities of long-term debt on the Balance Sheet. As of December 31, 2023, Atmus’ fair value of Long-term debt was approximately $594 million, which was derived from Level 2 input measures.

Atmus’ credit lines available as of December 31, 2023 and December 31, 2022 include:

	As of December 31, 2023		As of December 31, 2022
	Facility Amount	Borrowed Amount	Facility Amount	Borrowed Amount

	(in millions)
Credit facilities:
Term loan September 30, 2027(1)	600.0	600.0	—	—
Revolving credit facility September 30, 2027(1)	400.0	—	—	—
(1)

Atmus maintains a term loan facility and a revolving credit facility as part of the Credit Agreement. The Credit Agreement includes financial covenants that Atmus maintain certain net leverage, secured net leverage and interest coverage ratios. At December 31, 2023, Atmus complied with all financial covenants. The Credit Agreement also contains customary representations, events of default and covenants, including restrictions on the level of borrowing.

Over the next five years, aggregate principal maturities of Atmus’ long-term debt are (in millions):

2024	2025	2026	2027	2028	Thereafter	Total
$7.5	$22.5	$30.0	$540.0	$—	$—	$600.0